Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of long-term debt

The following table reconciles the changes in TransGlobe's long-term debt, including the current portion:

($000s)	2020	2019
Balance, beginning of year	37,041	52,355
Draws on revolving credit facility	406	476
Repayment of long-term debt	(16,504)	(16,523)
Amortization of deferred financing costs	395	368
Effects of movements in foreign exchange rates	126	365
Balance, end of year	21,464	37,041
Current portion of long-term debt	(14,897)	-
Non-current portion of long-term debt	6,567	37,041

Based on the Company's current forecast of future production and prices the estimated future debt payments on long-term debt as of December 31, 2020 are as follows:

($000s)	Prepayment Agreement[1]	Reserves Based Lending Facility	Total
2021	15,000	-	15,000
2022	-	6,567	6,567
	15,000	6,567	21,567

Prepayment Agreement

	As at	As at
($000s)	December 31, 2020	December 31, 2019
Prepayment agreement - amount drawn	15,000	30,000
Deferred financing costs	(103)	(498)
	14,897	29,502

Reserves-Based Lending Facility

($000s)	December 31, 2020	December 31, 2019
Reserves-based lending facility - amount drawn	6,567	7,539